RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Schedule of restatement of previously issued statement of changes in stockholders equity (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Nov. 29, 2019	Jun. 12, 2019
CIK000178115 Alussa Energy Acquisition Corp
Statement of Changes in Shareholders' Equity
Additional paid-in capital	$ 49,025,999	$ 18,107,557				$ 9,778,630
Accumulated deficit	(44,027,545)	(13,108,795)				(4,779,782)
Total Shareholders' Equity	5,000,008	5,000,009			$ 5,000,009	5,000,003		$ 0
As Originally Reported [Member] | CIK000178115 Alussa Energy Acquisition Corp
Statement of Changes in Shareholders' Equity
Ordinary shares		177				127	$ 112
Additional paid-in capital		7,976,267				4,789,456	5,005,739
Accumulated deficit		(2,977,157)				209,708	(6,565)
Total Shareholders' Equity		5,000,006				5,000,010	5,000,005
Adjustments [Member] | CIK000178115 Alussa Energy Acquisition Corp
Statement of Changes in Shareholders' Equity
Ordinary shares		351				309	265
Additional paid-in capital		10,131,290				4,989,174	3,600,876
Accumulated deficit		(10,131,638)				(4,989,490)	$ (3,601,141)
Total Shareholders' Equity		3				(7)
As Restated [Member] | CIK000178115 Alussa Energy Acquisition Corp
Statement of Changes in Shareholders' Equity
Additional paid-in capital		18,107,557				9,778,630
Accumulated deficit		(13,108,795)				(4,779,782)
Total Shareholders' Equity		5,000,009				5,000,003
Parent [Member] | CIK000178115 Alussa Energy Acquisition Corp
Statement of Changes in Shareholders' Equity
Ordinary shares			$ 372	$ 346	363
Additional paid-in capital			2,487,758		835,323
Accumulated deficit			2,511,154	4,998,942	4,163,604
Total Shareholders' Equity			5,000,003	5,000,007	5,000,009
Parent [Member] | As Originally Reported [Member]
Statement of Changes in Shareholders' Equity
Ordinary shares			138
Additional paid-in capital			4,106,355
Accumulated deficit			892,792
Total Shareholders' Equity			5,000,004
Parent [Member] | As Originally Reported [Member] | CIK000178115 Alussa Energy Acquisition Corp
Statement of Changes in Shareholders' Equity
Ordinary shares				135	131
Additional paid-in capital				3,931,075	3,514,812
Accumulated deficit				1,068,080	1,484,344
Total Shareholders' Equity				5,000,009	5,000,006
Parent [Member] | Adjustments [Member]
Statement of Changes in Shareholders' Equity
Ordinary shares			234
Additional paid-in capital			(1,618,597)
Accumulated deficit			1,618,362
Total Shareholders' Equity			(1)
Parent [Member] | Adjustments [Member] | CIK000178115 Alussa Energy Acquisition Corp
Statement of Changes in Shareholders' Equity
Ordinary shares				211	232
Additional paid-in capital				(3,931,075)	(2,679,489)
Accumulated deficit				3,930,862	2,679,260
Total Shareholders' Equity				(2)	3
Parent [Member] | As Restated [Member]
Statement of Changes in Shareholders' Equity
Ordinary shares			372
Additional paid-in capital			2,487,758
Accumulated deficit			2,511,154
Total Shareholders' Equity			$ 5,000,003
Parent [Member] | As Restated [Member] | CIK000178115 Alussa Energy Acquisition Corp
Statement of Changes in Shareholders' Equity
Ordinary shares				346	363
Additional paid-in capital					835,323
Accumulated deficit				4,998,942	4,163,604
Total Shareholders' Equity				$ 5,000,007	5,000,009
Class A Ordinary Shares | CIK000178115 Alussa Energy Acquisition Corp
Statement of Changes in Shareholders' Equity
Ordinary shares	835	528				436
Total Shareholders' Equity	$ 835	528			$ 363	436		$ 0
Class A Ordinary Shares | As Originally Reported [Member] | CIK000178115 Alussa Energy Acquisition Corp
Statement of Changes in Shareholders' Equity
Ordinary shares		177				127
Class A Ordinary Shares | Adjustments [Member] | CIK000178115 Alussa Energy Acquisition Corp
Statement of Changes in Shareholders' Equity
Ordinary shares		351				309
Class A Ordinary Shares | As Restated [Member] | CIK000178115 Alussa Energy Acquisition Corp
Statement of Changes in Shareholders' Equity
Ordinary shares		$ 528				$ 436